Share-based payments (Tables)	6 Months Ended
Jun. 30, 2021
Statements [Line Items]
Summary of Employee Related Share Based Compensation Expense
The Group recognized total employee-related share-based compensation expense, during the three and six months ended June 30, 2021 and 2020 as set out below:

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
	(Euros in thousands)		(Euros in thousands)

Research and development expenses	4,676	4,843	9,574	5,284
General and administrative expenses	3,289	3,848	6,695	4,135

Total share-based compensation	7,965	8,691	16,269	9,419

Matching Stock Options [Member]
Statements [Line Items]
Summary of Employee Share Options
Matching Stock Options outstanding as of June 30, 2021:

	2021
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1,	10.00	1,422,556
Matching Stock Options forfeited	10.00	9,254
Matching Stock Options exercised	—	—
Matching Stock Options expired	—	—
Matching Stock Options outstanding on June 30,	10.00	1,413,302
Matching Stock Options vested	10.00	38,702
Weighted average remaining contract life (years)	9.01

Converted Options [Member]
Statements [Line Items]
Summary of Employee Share Options
Converted Options outstanding as of June 30, 2021:

	2021
	Weighted average exercise price in USD	Number

Converted Options outstanding on January 1,	2.58	594,844
Converted Options forfeited	1.20	16,958
Converted Options exercised	1.25	734
Converted Options expired	1.20	1,637
Converted Options outstanding on June 30,	2.47	575,515
Converted Options vested	2.49	99,211
Weighted average remaining contract life (years)	6.51
Under the 2020 Plan, Immatics also issues employee stock options with a service requirement (“Service Options”), to acquire shares of Immatics N.V. The service-based options will vest solely on a four-year time-based vesting schedule. These Service Options are granted on a recurring basis.

Additional Grants Under 2020 Plan [Member]
Statements [Line Items]
Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model
Immatics applied a Black Scholes pricing model to estimate the fair value of the Service Options.

	As of March 30, 2021	As of June 17, 2021	As of June 29, 2021
Exercise price in USD	$11.68	$12.05	$11.93
Underlying share price in USD	$11.68	$12.05	$11.93
Volatility	85.77%	84.67%	84.53%
Time period (years)	6.1	6.11	6.10
Risk free rate	1.17%	1.10%	1.08%
Dividend yield	0.00%	0.00%	0.00%

Summary of Employee Share Options
Service Options outstanding as of June 30, 2021:

	2021
	Weighted average exercise price in USD	Number

Service Options outstanding on January 1,	9.87	1,910,182
Service Options granted in March,	11.68	90,325
Service Options granted in June,	11.99	75,980
Service Options forfeited	10.46	109,110
Service Options exercised	—	—
Service Options expired	—	—
Service Options outstanding on June 30,	10.65	1,967,377
Service Options vested	—	—
Weighted average remaining contract life (years)	9.57

Performance Based Options [Member]
Statements [Line Items]
Summary of Employee Share Options
PSUs outstanding as of June 30, 2021:

	2021
	Weighted average exercise price in USD	Number

PSUs outstanding on January 1,	10.00	3,644,000
PSUs forfeited	10.00	12,000
PSUs outstanding on June 30,	10.00	3,632,000
PSUs vested	—	—
Weighted average remaining contract life (years)	9.11